Borrowings - Additional Information (Details)					1 Months Ended				12 Months Ended
	Jan. 24, 2022 CAD ($)	Jul. 28, 2021 USD ($)	May 28, 2021 CAD ($)	Dec. 01, 2017 CAD ($)	Mar. 31, 2023 USD ($)	Jul. 31, 2021 CAD ($)	Oct. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2025 USD ($)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Disclosure of detailed information about borrowings [line items]
Liabilities									$ 121,248,197		$ 88,505,284
Borrowings									93,848,698	[1]	64,444,081
Net assets									161,671,072		137,590,257
Land and buildings purchased									60,171,149		29,879,456	$ 19,182,131
Freehold Land and Buildings | Bedford Canada
Disclosure of detailed information about borrowings [line items]
Land and buildings purchased				$ 1,225,195
Commercial Land and Buildings | Chattanooga, USA
Disclosure of detailed information about borrowings [line items]
Total amount available under facility		$ 30,100,000
Liabilities									26,907,020
Carrying amount of asset pledged as collateral									$ 37,145,915		38,174,386
Loan facility, frequency of periodic payment									monthly
Loan facility periodic payment commencement month and year									2021-09
Loan facility periodic payment end month and year									2031-08
Minimum liquidity									$ 3,100,000
Debt service coverage ratio									1.2					1.2
Land and buildings purchased		$ 42,600,000
Commercial Land and Buildings | Chattanooga, USA | Bottom of Range
Disclosure of detailed information about borrowings [line items]
Net assets									$ 30,100,000
Equipment
Disclosure of detailed information about borrowings [line items]
Total amount available under facility	$ 500,000
Liabilities									200,144					$ 274,036
Loan facility, frequency of periodic payment	monthly
Loan facility periodic payment commencement month and year	2023-12
Loan facility periodic payment end month and year	2034-01
Battery Technology Solutions Business | Commercial Land and Buildings | Nova Scotia, Canada
Disclosure of detailed information about borrowings [line items]
Contribution agreement						$ 250,000
Consulting Services Business | Commercial Land and Buildings
Disclosure of detailed information about borrowings [line items]
Total amount available under facility															$ 2,680,000
Liabilities									1,597,725					2,187,592
Carrying amount of asset pledged as collateral									2,144,237		2,145,772
Cathode Business | Commercial Land and Buildings | Nova Scotia, Canada
Disclosure of detailed information about borrowings [line items]
Total amount available under facility			$ 4,985,000
Liabilities									3,194,010					4,373,212
Borrowings															4,923,000
Carrying amount of asset pledged as collateral									$ 3,296,098		$ 3,284,556
Loan facility, frequency of periodic payment			monthly
Loan facility periodic payment commencement month and year			2022-12
Loan facility periodic payment end month and year			2048-01
Land and buildings purchased			$ 3,550,000
Cathode Business | Equipment
Disclosure of detailed information about borrowings [line items]
Contribution agreement					$ 886,000								$ 1,000,000
ACOA, December 2017 loan
Disclosure of detailed information about borrowings [line items]
Amount drawn down from facility														500,000	500,000
Contribution agreement								$ 500,000
ACOA, October 2018 loan
Disclosure of detailed information about borrowings [line items]
Amount drawn down from facility														$ 500,000	$ 500,000
Contribution agreement							$ 500,000

[1]	Includes convertible notes (note 22) with terms that allow for redemption in cash at maturity (June 2028) at the option of the holder.